Accounts payable (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts payable
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Current
Balance at beginning of the year	¥ 15,294	¥ 21,316
Additions	126,598	144,047
Payments	(123,971)	(150,069)
Balance at end of the year	17,921	15,294
JD Technology
Accounts payable
Balance at beginning of the year	15,233
Balance at end of the year	¥ 17,834	¥ 15,233